Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenue	$ 429,981	$ 416,394	$ 378,496
Management fees
Disaggregation of Revenue [Line Items]
Revenue	302,339	318,008	311,456
Fund expense reimbursement revenue
Disaggregation of Revenue [Line Items]
Revenue	8,406	6,708	4,142
Total management fees
Disaggregation of Revenue [Line Items]
Revenue	310,745	324,716	315,598
Performance fees
Disaggregation of Revenue [Line Items]
Revenue	52,726	14,413	3,111
Carried interest
Disaggregation of Revenue [Line Items]
Revenue	58,924	69,752	53,948
Total incentive fees
Disaggregation of Revenue [Line Items]
Revenue	$ 111,650	$ 84,165	$ 57,059